Consolidated Statements of Equity - USD ($) $ in Thousands	Total	Total Cognyte Software Ltd. Equity	Common Stock	Additional Paid-in Capital	Treasury Stock	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non-controlling Interest
Beginning balance at Jan. 31, 2022	$ 299,089	$ 285,137	$ 0	$ 316,706	$ 0	$ (14,890)	$ (16,679)	$ 13,952
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(109,951)	(114,132)				(114,132)		4,181
Other comprehensive income (loss)	1,811	1,365					1,365	446
Share-based compensation activity	21,759	21,759		21,759	0
Dividends to noncontrolling interest	(2,934)							(2,934)
Ending balance at Jan. 31, 2023	209,774	194,129	0	338,465	0	(129,022)	(15,314)	15,645
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(11,645)	(15,570)				(15,570)		3,925
Other comprehensive income (loss)	2,424	2,684					2,684	(260)
Share-based compensation activity	16,632	16,632		16,632
Dividends to noncontrolling interest	(2,452)							(2,452)
Ending balance at Jan. 31, 2024	214,733	197,875	0	355,097	0	(144,592)	(12,630)	16,858
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(7,234)	(12,051)				(12,051)		4,817
Other comprehensive income (loss)	(1,572)	(1,385)					(1,385)	(187)
Share-based compensation activity	19,029	19,029		19,029
Repurchase of shares	(5,276)	(5,276)			(5,276)
Dividends to noncontrolling interest	(2,577)							(2,577)
Ending balance at Jan. 31, 2025	$ 217,103	$ 198,192	$ 0	$ 374,126	$ (5,276)	$ (156,643)	$ (14,015)	$ 18,911